UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                --------------

Check here if Amendment [  ]: Amendment Number:
                                                ------------

      This Amendment (Check only one):    [  ]  is a restatement
                                          [  ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:       JAT Capital Management, L.P.
Address:    599 Lexington Avenue, Suite 4110
            New York, NY 10022


Form 13F File Number:     28-12755
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark A. Weiner
Title:     Chief Financial Officer
Phone:     (212) 720-3131

Signature, Place and Date of Signing:


   /s/ Mark A. Weiner             New York, NY     May 12, 2008
   ------------------             ------------     ------------
      [Signature]                 [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                              --------------------------

Form 13F Information Table Entry Total:                     24
                                              --------------------------

Form 13F Information Table Value Total:               $403,957
                                              --------------------------
                                                     (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                          JAT CAPITAL MANAGEMENT, L.P.
                                    FORM 13F
                          Quarter Ended March 31, 2008




                                                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
                                                    ------   -------- ---  ----  ----------  ------         ----------------
NAME OF ISSUER           CLASS TITLE      CUSIP   (X$1,000)   PRN AMT PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED   NONE
-------------            -----------     -------- ---------  -------- ---  ----  ----------  --------   --------  ------   ----
AMDOCS LTD                ORD            G02602103    6,265   220,900  SH         SOLE                   220,900
BEACON ROOFING SUPPLY INC COM            073685109   16,680 1,668,014  SH         SOLE                 1,668,014
CITRIX SYS INC            COM            177376100    4,400   150,000  SH         SOLE                   150,000
CNET NETWORKS INC         COM            12613R104    7,151 1,007,200  SH         SOLE                 1,007,200
COGENT COMM GROUP INC     COM NEW        19239V302   17,365   948,369  SH         SOLE                   948,369
COVANTA HLDG CORP         COM            22282E102    8,713   316,841  SH         SOLE                   316,841
DELL INC                  COM            24702R101    6,972   350,000  SH         SOLE                   350,000
EQUINIX INC               COM NEW        29444U502    6,137    92,300  SH         SOLE                    92,300
GILDAN ACTIVEWEAR INC     COM            375916103   28,754   769,652  SH         SOLE                   769,652
GOOGLE INC                CL A           38259P508   17,667    40,110  SH         SOLE                    40,110
INTEL CORP                COM            458140100    6,867   324,200  SH         SOLE                   324,200
LIBERTY GLOBAL INC        COM SER A      530555101   16,258   477,055  SH         SOLE                   477,055
NII HLDGS INC             CL B NEW       62913F201   27,004   849,711  SH         SOLE                   849,711
NOKIA CORP                SPONSORED ADR  654902204    5,443   171,000  SH         SOLE                   171,000
PERFECT WORLD CO LTD      SPON ADR REP B 71372U104   17,708   779,730  SH         SOLE                   779,730
PRICELINE COM INC         COM NEW        741503403   26,957   223,045  SH         SOLE                   223,045
QUALCOMM INC              COM            747525103   31,775   775,000  SH   CALL  SOLE                   775,000
QUALCOMM INC              COM            747525103   63,908 1,558,721  SH         SOLE                 1,558,721
RESEARCH IN MOTION LTD    COM            760975102   63,226   563,359  SH         SOLE                   563,359
SBA COMMUNICATIONS CORP   COM            78388J106    6,989   234,300  SH         SOLE                   234,300
SIERRA WIRELESS INC       COM            826516106    1,919   120,300  SH         SOLE                   120,300
TARGET CORP               COM            87612E106    6,994   138,000  SH         SOLE                   138,000
THQ INC                   COM NEW        872443403    2,725   125,000  SH         SOLE                   125,000
VMWARE INC                CL A COM       928563402    6,080   142,000  SH         SOLE                   142,000
